Schedule of investments
Delaware Floating Rate Fund	April 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.20%
Cheniere Energy PIK 144A 4.875% exercise price $93.64, maturity date 5/28/21 #, >>	294,866	$297,262
Total Convertible Bond (cost $297,324)		297,262

Corporate Bonds — 5.02%
Banking — 0.52%
Deutsche Bank 6.00% 10/30/25 μ, ψ	400,000	419,500
Popular 6.125% 9/14/23	250,000	270,026
SVB Financial Group 4.10% 2/15/31 μ, ψ	75,000	75,610
		765,136
Basic Industry — 0.17%
Freeport-McMoRan 5.45% 3/15/43	200,000	244,500
		244,500
Capital Goods — 0.08%
Bombardier 144A 7.875% 4/15/27 #	125,000	124,844
		124,844
Communications — 0.31%
Clear Channel Outdoor Holdings 144A 7.75% 4/15/28 #	60,000	61,862
Clear Channel Worldwide Holdings 9.25% 2/15/24	63,000	65,881
Level 3 Financing 144A 4.25% 7/1/28 #	325,000	327,880
		455,623
Consumer Cyclical — 1.30%
Carnival
144A 5.75% 3/1/27 #	20,000	21,113
144A 7.625% 3/1/26 #	230,000	252,141
Delta Air Lines
144A 7.00% 5/1/25 #	550,000	639,891
7.375% 1/15/26	250,000	293,844

Ford Motor Credit 2.90% 2/16/28	500,000	490,678
United Airlines Holdings 4.875% 1/15/25	215,000	218,359
		1,916,026
Consumer Non-Cyclical — 0.86%
Hadrian Merger Sub 144A 8.50% 5/1/26 #	122,000	127,009
HCA
3.50% 9/1/30	100,000	102,847
5.875% 2/1/29	156,000	184,275

Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	150,000	161,906
Surgery Center Holdings 144A 10.00% 4/15/27 #	200,000	219,686
Tenet Healthcare 6.875% 11/15/31	267,000	298,656
NQ-215 [4/21] 6/21 (1676446)    1

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

United Natural Foods 144A 6.75% 10/15/28 #	170,000	$183,399
		1,277,778
Energy — 0.15%
CNX Resources 144A 7.25% 3/14/27 #	180,000	194,664
Targa Resources Partners 144A 4.00% 1/15/32 #	25,000	24,594
		219,258
Financial Services — 1.01%
AerCap Holdings 5.875% 10/10/79 μ	150,000	156,795
Ally Financial 4.70% 5/15/26 μ, ψ	575,000	584,315
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	400,000	416,472
NFP 144A 7.00% 5/15/25 #	310,000	334,412
		1,491,994
Insurance — 0.22%
HUB International 144A 7.00% 5/1/26 #	310,000	321,597
		321,597
Services — 0.15%
PowerTeam Services 144A 9.033% 12/4/25 #	200,000	222,265
		222,265
Technology — 0.20%
Banff Merger Sub 144A 9.75% 9/1/26 #	20,000	21,300
Boxer Parent 144A 9.125% 3/1/26 #	265,000	280,342
		301,642
Transportation — 0.05%
DAE Funding 144A 4.50% 8/1/22 #	75,000	75,364
		75,364
Total Corporate Bonds (cost $6,824,295)		7,416,027

Loan Agreements — 92.95%
Acrisure Tranche B 3.703% (LIBOR03M + 3.50%) 2/15/27 •	698,066	688,685
Acuris Finance US 4.50% (LIBOR03M + 4.00%) 2/16/28 •	1,230,000	1,231,538
Advantage Sales & Marketing 1st Lien 6.00% (LIBOR02M + 5.25%) 10/28/27 •	1,167,075	1,172,728
American Airlines TBD 4/20/28 X	2,000,000	2,058,124
American Airlines Tranche B 2.115% (LIBOR01M + 2.00%) 12/14/23 •	1,011,284	977,785
2    NQ-215 [4/21] 6/21 (1676446)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 •	3,383,064	$3,428,525
Apro 5.00% (LIBOR01M + 4.00%) 11/14/26 •	1,104,184	1,106,254
Aramark Services Tranche B-5 2.613% (LIBOR01M + 2.50%) 4/1/28 •	700,000	698,797
Array Technologies 3.75% (LIBOR01M + 3.25%) 10/14/27 •	1,692,891	1,692,891
Aruba Investments Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/24/27 •	825,000	826,031
Aruba Investments Holdings 2nd Lien 8.50% (LIBOR03M + 7.75%) 11/24/28 •	825,000	833,937
AssuredPartners
3.613% (LIBOR01M + 3.50%) 2/12/27 •	820,467	813,874
5.50% (LIBOR01M + 4.50%) 2/12/27 •	445,500	447,338

Astoria Energy Tranche B 4.50% (LIBOR03M + 3.50%) 12/10/27 •	1,556,498	1,560,389
Ball Metalpack Finco 1st Lien TBD 7/31/25 X	750,000	749,687
Ball Metalpack Finco 2nd Lien 9.75% (LIBOR03M + 8.75%) 7/31/26 •	593,000	575,210
Bausch Health 3.113% (LIBOR01M + 3.00%) 6/2/25 •	684,102	683,912
Beacon Roofing Supply Tranche B TBD 4/23/28 X	1,425,000	1,422,032
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%) 11/15/21 •	1,815,409	1,809,359
Boxer Parent 3.863% (LIBOR01M + 3.75%) 10/2/25 •	678,096	675,476
Brown Group Holding Tranche B TBD 4/21/28 X	1,425,000	1,419,834
BW Gas & Convenience Holdings Tranche B 4.00% (LIBOR01M + 3.50%) 3/17/28 •	2,135,000	2,135,000
Caesars Resort CollectionTranche B-1 4.613% (LIBOR01M + 4.50%) 7/21/25 •	1,075,595	1,079,897
Camelot US Acquisition l
3.113% (LIBOR01M + 3.00%) 10/30/26 •	473,154	469,310
4.00% (LIBOR01M + 3.00%) 10/30/26 •	897,750	899,770

Carnival 8.50% (LIBOR01M + 7.50%) 6/30/25 •	1,060,983	1,094,801
CityCenter Holdings 3.00% (LIBOR01M + 2.25%) 4/18/24 •	559,113	553,794
Connect US Finco 4.50% (LIBOR01M + 3.50%) 12/11/26 •	827,988	826,867
Consolidated Communications Tranche B-1 4.25% (LIBOR01M + 3.50%) 10/2/27 •	1,017,457	1,018,220
Core & Main 3.75% (LIBOR01M + 2.75%) 8/1/24 •	923,251	920,942
CoreLogic TBD 4/14/28 X	1,400,000	1,394,750
NQ-215 [4/21] 6/21 (1676446)    3

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

CSC Holdings 2.365% (LIBOR01M + 2.25%) 7/17/25 •	519,094	$515,071
Cumulus Media New Holdings 4.75% (LIBOR03M + 3.75%) 3/31/26 •	1,069,270	1,060,582
Delta Air Lines 4.75% (LIBOR03M + 3.75%) 10/20/27 •	1,000,000	1,052,708
Digicel International Finance Tranche B 1st Lien 3.51% (LIBOR06M + 3.25%) 5/27/24 •	1,675,878	1,623,507
Dun & Bradstreet Tranche B 3.361% (LIBOR01M + 3.25%) 2/6/26 •	876,123	872,564
Ensemble RCM 3.936% (LIBOR03M + 3.75%) 8/3/26 •	1,231,873	1,231,213
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	1,510,000	1,555,771
ESH Hospitality 2.113% (LIBOR01M + 2.00%) 9/18/26 •	382,563	380,770
Frontier Communications Tranche B 4.50% (LIBOR01M + 3.75%) 10/8/27 •	2,426,945	2,417,844
Gainwell Acquisition Tranche B 4.75% (LIBOR03M + 4.00%) 10/1/27 •	1,945,875	1,949,220
Garda World Security Tranche B-2 4.36% (LIBOR01M + 4.25%) 10/30/26 •	973,628	976,265
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	1,999,987	2,006,237
Granite US Holdings Tranche B 4.203% (LIBOR03M + 4.00%) 9/30/26 •	1,007,024	1,005,765
Green Energy Partners Tranche B-1 6.50% (LIBOR03M + 5.50%) 11/13/21 •	1,259,336	1,187,450
Green Energy Partners Tranche B-2 TBD 11/13/21 X	370,077	348,952
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	1,320,458	1,321,008
Heartland Dental 3.613% (LIBOR01M + 3.50%) 4/30/25 •	1,914,590	1,892,537
Hightower TBD 4/21/28 X	1,680,000	1,676,850
HUB International 3.176% (LIBOR03M + 3.00%) 4/25/25 •	280,115	276,776
Ineos US Petrochem Tranche B 3.25% (LIBOR03M + 2.75%) 1/29/26 •	915,000	912,713
Informatica 2nd Lien 7.125% 2/25/25	1,750,000	1,791,563
Ingram Micro Tranche B TBD 3/30/28 X	2,000,000	2,004,750
Jazz Financing TBD 4/22/28 X	700,000	702,450
Kenan Advantage Group Tranche B 4.50% (LIBOR01M + 3.75%) 3/12/26 •	1,496,250	1,492,821
LBM Acquisition 1st Lien 4.50% (LIBOR03M + 3.75%) 12/17/27 •	1,770,000	1,770,552
4    NQ-215 [4/21] 6/21 (1676446)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

LCPR Loan Financing 3.865% (LIBOR01M + 3.75%) 10/15/28 •	1,000,000	$1,003,906
Logmein 1st Lien 4.86% (LIBOR01M + 4.75%) 8/31/27 •	801,732	801,588
Medrisk Tranche B 1st Lien TBD 4/3/28 X	650,000	647,156
Mermaid Bidco Tranche B 5.00% (LIBOR03M + 4.25%) 12/22/27 •	1,810,000	1,819,050
Michaels Tranche B 5.00% (LIBOR03M + 4.25%) 4/15/28 •	2,500,000	2,490,312
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27 •	1,326,000	1,416,749
Numericable USTranche B-13 4.198% (LIBOR03M + 4.00%) 8/14/26 •	553,616	553,140
Organon & Co. Tranche B TBD 4/8/28 X	1,250,000	1,248,103
Ortho-Clinical Diagnostics 3.361% (LIBOR01M + 3.25%) 6/30/25 •	579,977	579,896
Peraton TBD 2/1/28 X	1,249,831	1,250,742
Peraton Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 2/1/28 •	710,169	710,687
PetIQ 1st Lien 4.75% (LIBOR03M + 4.25%) 4/7/28 •	2,000,000	1,990,000
PetsMart 4.50% (LIBOR03M + 3.75%) 2/11/28 •	1,375,000	1,380,672
PG&E Tranche B 3.50% (LIBOR03M + 3.00%) 6/23/25 •	1,447,209	1,444,043
PQ 4.00% (LIBOR03M + 3.00%) 2/7/27 •	150,649	150,861
PQ Group Holdings TBD 4/30/28 X	900,000	895,500
PQ Tranche B 2.436% (LIBOR03M + 2.25%) 2/8/27 •	405,062	403,182
Precisely Software 2nd Lien TBD 4/23/29 X	1,760,000	1,751,200
Pregis Topco 1st Lien 3.863% (LIBOR01M + 3.75%) 7/31/26 •	773,043	771,231
Pretium PKG Holdings 1st Lien 4.75% (LIBOR06M + 4.00%) 11/5/27 •	1,745,625	1,750,534
QUIKRETE Holdings 1st Lien 2.613% (LIBOR01M + 2.50%) 2/1/27 •	812,710	805,700
RealPage 1st Lien 3.75% (LIBOR01M + 3.25%) 4/24/28 •	2,230,000	2,222,877
Rent-A-Center 4.75% (LIBOR01M + 4.00%) 2/17/28 •	550,000	553,438
Ryan Specialty Group Tranche B-1 3.75% (LIBOR01M + 3.00%) 9/1/27 •	2,292,241	2,293,673
Sabre GLBL Tranche B 4.75% (LIBOR01M + 4.00%) 12/17/27 •	1,760,587	1,779,294
Schweitzer-Mauduit International Tranche B 4.50% (LIBOR03M + 3.75%) 1/27/28 •	1,506,000	1,502,235
NQ-215 [4/21] 6/21 (1676446)    5

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Scientific Games InternationalTranche B-5 2.863% (LIBOR01M + 2.75%) 8/14/24 •	609,482	$601,413
Sinclair Television Group Tranche B-3 3.12% (LIBOR01M + 3.00%) 4/1/28 •	739,909	734,359
Solenis International 2nd Lien 8.69% (LIBOR03M + 8.50%) 6/26/26 •	1,619,111	1,622,484
Spirit Aerosystems 6.00% (LIBOR01M + 5.25%) 1/15/25 •	1,132,163	1,142,777
SS&C Technologies Tranche B-5 1.863% (LIBOR01M + 1.75%) 4/16/25 •	555,983	550,461
Stars Group Holdings 3.703% (LIBOR03M + 3.50%) 7/10/25 •	769,479	772,653
Surgery Center Holdings
4.25% (LIBOR01M + 3.25%) 9/2/24 •	1,613,282	1,610,131
9.00% (LIBOR01M + 8.00%) 9/30/24 •	198,000	202,785

Tecta America 2nd Lien 9.25% (LIBOR03M + 8.50%) 4/6/29 •	2,550,000	2,537,250
Terrier Media Buyer Tranche B 3.613% (LIBOR01M + 3.50%) 12/17/26 •	553,433	550,320
Titan Acquisition 3.267% (LIBOR03M + 3.00%) 3/28/25 •	1,433,622	1,405,248
Tosca Services 4.25% (LIBOR01M + 3.50%) 8/18/27 •	1,142,137	1,144,517
TricorBraun
3.75% (LIBOR06M + 3.25%) 3/3/28 •	502,070	498,095
3.75% (LIBOR06M + 3.25%) 3/3/28 •	3,764	3,735

Triton Water Holdings 1st Lien 4.00% (LIBOR03M + 3.50%) 3/31/28 •	2,110,000	2,105,666
Truck Hero 4.50% (LIBOR01M + 3.75%) 1/29/28 •	1,825,000	1,823,746
UKG 4.00% (LIBOR03M + 3.25%) 5/4/26 •	1,201,987	1,204,885
Ultimate Software Group 2nd Lien 7.50% (LIBOR03M + 6.75%) 5/3/27 •	2,242,000	2,312,997
United Airlines Tranche B TBD 4/21/28 X	2,785,000	2,822,052
USI 3.453% (LIBOR03M + 3.25%) 12/2/26 •	444,377	440,859
USI Tranche B 3.203% (LIBOR03M + 3.00%) 5/16/24 •	109,608	108,580
USS Ultimate Holdings 1st Lien 4.75% (LIBOR01M + 3.75%) 8/26/24 •	196,438	196,911
USS Ultimate Holdings 2nd Lien 8.75% (LIBOR01M + 7.75%) 8/25/25 •	1,050,000	1,053,281
Vantage Specialty Chemicals 1st Lien TBD 10/28/24 X	1,330,000	1,290,100
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M + 8.25%) 10/27/25 •	1,205,000	1,152,281
6    NQ-215 [4/21] 6/21 (1676446)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Verscend Holding Tranche B 4.113% (LIBOR01M + 4.00%) 8/27/25 •	2,207,514	$2,215,562
Virtusa 5.00% (LIBOR01M + 4.25%) 2/11/28 •	1,325,000	1,334,606
Welbilt 2.611% (LIBOR01M + 2.50%) 10/23/25 •	600,000	595,125
Wheel Pros TBD 4/23/28 X	2,345,000	2,346,466
White Cap Buyer 4.50% (LIBOR03M + 4.00%) 10/19/27 •	801,970	803,073
Whole Earth Brands 5.50% (LIBOR03M + 4.50%) 2/2/28 •	1,234,034	1,227,864
Zaxby's Operating 1st Lien 4.50% (LIBOR01M + 3.75%) 12/28/27 •	900,000	902,475
Zaxby's Operating 2nd Lien 7.25% (LIBOR01M + 6.50%) 12/28/28 •	450,000	459,563
Total Loan Agreements (cost $135,044,469)		137,279,785
	Number of shares
Short-Term Investments — 12.87%
Money Market Mutual Funds — 12.87%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	4,752,576	4,752,576
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	4,752,576	4,752,576
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	4,752,576	4,752,576
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	4,752,576	4,752,576
Total Short-Term Investments (cost $19,010,304)		19,010,304
Total Value of Securities—111.04% (cost $161,176,392)		164,003,378

Liabilities Net of Receivables and Other Assets—(11.04%)		(16,304,715)
Net Assets Applicable to 17,930,829 Shares Outstanding—100.00%		$147,698,663
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of Rule 144A securities was $4,308,003, which represents 2.92% of the Fund's net assets.
>>	PIK. 100% of the income received was in the form of principal.
NQ-215 [4/21] 6/21 (1676446)    7

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after April 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at April 30, 2021:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Frontier Communications TBD 10/08/27	$118,055	$116,874	$117,612	$738
Hightower TBD 4/21/28	420,000	420,000	419,212	(788)
LBM Acquisition TBD 12/17/27	393,333	389,400	393,456	4,056
TricorBraun 0.500% (LIBOR04M + 0.50%) 3/3/28	109,166	109,166	108,302	(864)
Summary of abbreviations:
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR04M – ICE LIBOR USD 4 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
TBD – To be determined
8    NQ-215 [4/21] 6/21 (1676446)

(Unaudited)
Summary of abbreviations: (continued)
USD – US Dollar
NQ-215 [4/21] 6/21 (1676446)    9